Revenues (Narrative) (Details) $ in Millions	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2019 item	Dec. 31, 2018 USD ($) customer item	Dec. 31, 2017	Dec. 31, 2016
Disaggregation of Revenue [Line Items]
Approved bonus | $			$ 7
Number of REPS		90	90
Number of counterparties | item			2
REP Subsidiary One [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	18.00%	21.00%	23.00%	22.00%	23.00%
REP Subsidiary Two [Member] | Revenue Benchmark [Member]
Disaggregation of Revenue [Line Items]
Concentration Risk, Percentage	15.00%	15.00%	19.00%	18.00%	17.00%